Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY
VS.
PERFORMANCE
DISCLOSURE

The table below reflects information regarding the compensation of our NEOs for fiscal years 2022, 2021 and 2020, as well as our financial performance for each of these fiscal years in accordance with SEC rules.

Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (1)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)	Value of Initial Fixed $100 Investments Based on:		Net Income ($)	A djusted EPS ($) (4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)

2022	$9,107,739	$7,588,568	$2,405,277	$2,220,289	$145.18	$129.34	$757,092,000	$9.15

2021	$12,433,721	$31,508,041	$2,342,467	$5,263,092	$170.92	$138.82	$740,087,000	$8.91

2020	$8,709,348	$13,337,289	$2,248,966	$2,725,777	$120.86	$113.66	$555,863,000	$7.10

(1)
For each fiscal year, represents amount reported for our CEO and average amount reported for our non-CEO NEOS, in each case in the Total column of the
Summary Compensation Table
. Our NEOs for each of these fiscal years are shown below.

Year	CEO	Non-CEO NEOs
2022	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2021	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2020	Mitchell Butier	Deon Stander, Gregory Lovins, Anne Hill and Susan Miller

(2)
Amounts represent Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our non-CEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the
Summary Compensation Table
for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our common stock on the applicable fiscal year-end date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for the performance condition component of PUs, the same valuation methodology as RSUs except that year-end values were multiplied by a factor reflecting achievement of the probable outcome of the cumulative EVA performance objective as of the measurement date; and (iii) for the market condition component of PUs and MSUs, using a
Monte-Carlo
simulation method, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objectives established for the respective award. For information on the inputs to our Monte-Carlo simulations, see footnote (2) of our
Summary Compensation Tables
for 2022, 2021 and 2020.

	2022		2021		2020

Adjustments	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable FY	$(6,769,541)	$(1,505,667)	$(7,047,669)	$(1,010,410)	$(5,598,133)	$(911,123)

Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY-end, determined as of applicable FY-end	8,129,671	1,759,513	10,778,535	1,629,157	7,438,091	1,099,351

Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	1,025,415	173,855	1,202,830	150,733	1,038,151	220,605

Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	(2,070,799)	(321,514)	6,376,386	1,070,390	1,060,708	(168,217)

Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	(1,833,917)	(291,175)	7,764,238	1,080,755	760,280	260,825

Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	–	–	–	–	(71,156)	(24,630)

Increase for service cost and, if applicable, prior service cost for pension plans	–	–	–	–	–	–

Total Adjustments	$(1,519,171)	$(184,988)	$19,074,320	$2,920,625	$4,627,941	$476,811

(3)
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the average return (weighted by market capitalization) of the S&P 500 Industrial and Materials subsets (the “Peer Group”).

(4)	Adjusted EPS is a non-GAAP financial measure reconciled from GAAP in the last section of this proxy statement.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(1)
For each fiscal year, represents amount reported for our CEO and average amount reported for our non-CEO NEOS, in each case in the Total column of the
Summary Compensation Table
. Our NEOs for each of these fiscal years are shown below.

Year	CEO	Non-CEO NEOs
2022	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2021	Mitchell Butier	Deon Stander, Gregory Lovins, Deena Baker-Nel and Ignacio Walker
2020	Mitchell Butier	Deon Stander, Gregory Lovins, Anne Hill and Susan Miller

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the average return (weighted by market capitalization) of the S&P 500 Industrial and Materials subsets (the “Peer Group”).
PEO Total Compensation Amount	$ 9,107,739	$ 12,433,721	$ 8,709,348
PEO Actually Paid Compensation Amount	$ 7,588,568	31,508,041	13,337,289
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts represent Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our non-CEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the
Summary Compensation Table
for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our common stock on the applicable fiscal year-end date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for the performance condition component of PUs, the same valuation methodology as RSUs except that year-end values were multiplied by a factor reflecting achievement of the probable outcome of the cumulative EVA performance objective as of the measurement date; and (iii) for the market condition component of PUs and MSUs, using a
Monte-Carlo
simulation method, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objectives established for the respective award. For information on the inputs to our Monte-Carlo simulations, see footnote (2) of our
Summary Compensation Tables
for 2022, 2021 and 2020.

	2022		2021		2020

Adjustments	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable FY	$(6,769,541)	$(1,505,667)	$(7,047,669)	$(1,010,410)	$(5,598,133)	$(911,123)

Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY-end, determined as of applicable FY-end	8,129,671	1,759,513	10,778,535	1,629,157	7,438,091	1,099,351

Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	1,025,415	173,855	1,202,830	150,733	1,038,151	220,605

Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	(2,070,799)	(321,514)	6,376,386	1,070,390	1,060,708	(168,217)

Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	(1,833,917)	(291,175)	7,764,238	1,080,755	760,280	260,825

Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	–	–	–	–	(71,156)	(24,630)

Increase for service cost and, if applicable, prior service cost for pension plans	–	–	–	–	–	–

Total Adjustments	$(1,519,171)	$(184,988)	$19,074,320	$2,920,625	$4,627,941	$476,811

Non-PEO NEO Average Total Compensation Amount	$ 2,405,277	2,342,467	2,248,966
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,220,289	5,263,092	2,725,777
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Amounts represent Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our non-CEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the
Summary Compensation Table
for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) for RSUs, the closing price of our common stock on the applicable fiscal year-end date, or, in the case of vesting RSUs, the closing price of our common stock on the applicable vesting date; (ii) for the performance condition component of PUs, the same valuation methodology as RSUs except that year-end values were multiplied by a factor reflecting achievement of the probable outcome of the cumulative EVA performance objective as of the measurement date; and (iii) for the market condition component of PUs and MSUs, using a
Monte-Carlo
simulation method, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objectives established for the respective award. For information on the inputs to our Monte-Carlo simulations, see footnote (2) of our
Summary Compensation Tables
for 2022, 2021 and 2020.

	2022		2021		2020

Adjustments	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs

Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable FY	$(6,769,541)	$(1,505,667)	$(7,047,669)	$(1,010,410)	$(5,598,133)	$(911,123)

Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY-end, determined as of applicable FY-end	8,129,671	1,759,513	10,778,535	1,629,157	7,438,091	1,099,351

Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	1,025,415	173,855	1,202,830	150,733	1,038,151	220,605

Increase/Deduction for awards granted during prior FYs that were outstanding and unvested as of applicable FY-end, determined based on change in ASC 718 fair value from prior FY-end to applicable FY-end	(2,070,799)	(321,514)	6,376,386	1,070,390	1,060,708	(168,217)

Increase/Deduction for awards granted during prior FYs that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY-end to vesting date	(1,833,917)	(291,175)	7,764,238	1,080,755	760,280	260,825

Deduction for change in the actuarial present values reported under the change in pension value and nonqualified deferred compensation earnings column of the summary compensation table for applicable FY	–	–	–	–	(71,156)	(24,630)

Increase for service cost and, if applicable, prior service cost for pension plans	–	–	–	–	–	–

Total Adjustments	$(1,519,171)	$(184,988)	$19,074,320	$2,920,625	$4,627,941	$476,811

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay vs. Performance Financial Performance Measures
We believe the financial performance measures shown below, all of which are performance objectives used in our executive compensation program, were the most important in linking compensation actually paid to our NEOs for 2022. For additional information regarding these measures, see the
Compensation and Discussion Analysis
section of this proxy statement.

•	Absolute TSR and Relative TSR

•	Adjusted EPS

•	Cumulative EVA

•	Adjusted Sales Growth

•	Free Cash Flow

Total Shareholder Return Amount	$ 145.18	170.92	120.86
Peer Group Total Shareholder Return Amount	129.34	138.82	113.66
Net Income (Loss)	$ 757,092,000	$ 740,087,000	$ 555,863,000
Company Selected Measure Amount	9.15	8.91	7.1
PEO Name	Mitchell Butier	Mitchell Butier	Mitchell Butier
Value Of Initial Fixed Investment Based On Total Shareholder Return	$ 100
Value Of Initial Fixed Investment Based On Peer Group Total Shareholder Return	$ 100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR and Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Adjusted EPS is a non-GAAP financial measure reconciled from GAAP in the last section of this proxy statement.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative EVA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Sales Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,519,171)	$ 19,074,320	$ 4,627,941
PEO [Member] | Deduction For Amounts Reported Under Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,769,541)	(7,047,669)	(5,598,133)
PEO [Member] | Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FYEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,129,671	10,778,535	7,438,091
PEO [Member] | Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Vested As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,025,415	1,202,830	1,038,151
PEO [Member] | Increase/Deduction For Awards Granted During Prior Fys That Were Outstanding And Unvested Based On Change In ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,070,799)	6,376,386	1,060,708
PEO [Member] | Increase/Deduction For Awards Granted During Prior FYs That Vested Based On Change In ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,833,917)	7,764,238	760,280
PEO [Member] | Deduction for Change in the Actuarial present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(71,156)
PEO [Member] | Increase for Service Cost and if applicable prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(184,988)	2,920,625	476,811
Non-PEO NEO [Member] | Deduction For Amounts Reported Under Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,505,667)	(1,010,410)	(911,123)
Non-PEO NEO [Member] | Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FYEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,759,513	1,629,157	1,099,351
Non-PEO NEO [Member] | Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Vested As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	173,855	150,733	220,605
Non-PEO NEO [Member] | Increase/Deduction For Awards Granted During Prior Fys That Were Outstanding And Unvested Based On Change In ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(321,514)	1,070,390	(168,217)
Non-PEO NEO [Member] | Increase/Deduction For Awards Granted During Prior FYs That Vested Based On Change In ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(291,175)	1,080,755	260,825
Non-PEO NEO [Member] | Deduction for Change in the Actuarial present Values Reported Under the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(24,630)
Non-PEO NEO [Member] | Increase for Service Cost and if applicable prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0